Critical estimates and judgments	12 Months Ended
Mar. 31, 2026
Accounting Judgements And Estimates [Abstract]
Critical Estimates and Judgments

Note 3 — Critical estimates and judgments

The preparation of the consolidated financial statements in accordance with IFRS requires the Company to use judgment in applying its accounting policies and make estimates and assumptions about reported amounts at the date of the consolidated financial statements and in the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Useful lives of property and equipment - Estimates of the useful lives of property and equipment are based on the period over which the assets are expected to be available for use. The estimated useful lives are reviewed annually and are updated if expectations differ from previous estimates due to physical wear and tear, technical or commercial obsolescence, not electing to exercise renewal options on Leases, and legal or other limits on the use of the relevant assets. In addition, the estimation of the useful lives of the relevant assets may be based on internal technical evaluation and experience with similar assets. It is possible, however, that future results of operations could be materially affected by changes in the estimates brought about by changes in the factors mentioned above. The amounts and timing of recorded expenses for any period would be affected by changes in these factors and circumstances. A reduction in the estimated useful lives of the property and equipment would increase the recorded expenses and decrease the non-current assets.

Estimating the incremental borrowing rate on leases - The Company cannot readily determine the interest rate implicit in leases where it is the lessee. As such, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of comparable value to the right-of-use asset in a similar economic environment. IBR therefore reflects what the Company “would have to pay”, which requires estimation when no observable rates are available or where the applicable rates need to be adjusted to reflect the terms and conditions of the lease. The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates.

Estimating the fair value of warrants and share-based payment transactions - The Company utilizes a Black-Scholes model to estimate the fair value of its share-based payments. In applying these models, management must estimate the expected life of the warrants and options and the expected future volatility of the Company’s estimated share price, and make such assumptions based on a proxy of publicly-listed entities under an expectation that historical volatility is representative of the expected future volatility.

Other significant judgments - The preparation of these consolidated financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant judgments in applying the Company’s consolidated financial statements include:

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The assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to significant uncertainty;
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Determination of the extent to which it is probable that future taxable income will be available to allow all or part of the temporary deferred tax differences to be utilized; and
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Whether there are indicators of impairment of the Company’s long-lived assets.